Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Cash paid		$ 35.5	$ 99.9	$ 57.1
QSI | Subsequent Event
Subsequent Event [Line Items]
Cash paid	$ 250.7